Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision for credit losses
Provision for loan losses	SFr 201	SFr 190	SFr 249
Provision for lending-related and other exposures	44	20	3
Provision for credit losses	245	210	252
Bank
Provision for credit losses
Provision for loan losses	201	190	249
Release of provision for loan and lease losses		20
Provision for lending-related and other exposures	44		3
Provision for credit losses	SFr 245	SFr 210	SFr 252